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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):  [ ]  is a restatement.
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Leuthold Weeden Capital Management, LLC
Address:  100 North Sixth Street
          Suite 412A
          Minneapolis, MN  55403

Form 13F File Number:  028-10174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David Cragg
Title:    Managing Director
Phone:    (612) 332-9141

Signature, Place, and Date of Signing:

/s/ David Cragg               Minneapolis, MN                    May 15, 2003
--------------------------------------------------------------------------------
David Cragg                                                          Date

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:                         0
                                                    ---------------

Form 13F Information Table Entry Total:                   76
                                                    ---------------

Form 13F Information Table Value Total:                $133,991
                                                    ---------------
                                                      (thousands)


List of Other Included Managers:    NONE

                                                     FORM 13F INFORMATION TABLE

                                 Name of Reporting Manager: Leuthold Weeden Capital Management, LLC
      Column 1:             Column 2:   Column 3:  Column 4:     Column 5:            Column 6:        Column 7:      Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                              Title                 Market
                               of        CUSIP      Value       Shares or                               Other
    Name of Issuer            Class      Number   (x$1,000)  Principal Amount   Investment Discretion  Managers   Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                     SH/ Put/         Shared- Shared-
                                                                     PRN Call   Sole  Defined  Other              Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Corporate High Yield Fd III  COMMON    219925104      114    14,040   SH        SOLE                             14,040
------------------------------------------------------------------------------------------------------------------------------------
Corporate High Yield Fund    COMMON    219914108      111    13,230   SH        SOLE                             13,230
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse High Yield Bd  COMMON    22544f103       93    20,803   SH        SOLE                             20,803
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus High Yield Strat Fd  COMMON    26200s101      117    22,741   SH        SOLE                             22,741
------------------------------------------------------------------------------------------------------------------------------------
Pacholder High Yield Fund    COMMON    693742108      112    14,335   SH        SOLE                             14,335
------------------------------------------------------------------------------------------------------------------------------------
ADC Telecommunications Inc   COMMON    000886101    1,019   494,637   SH        SOLE                            494,637
------------------------------------------------------------------------------------------------------------------------------------
Adaptec                      COMMON    00651F108    2,291   380,014   SH        SOLE                            380,014
------------------------------------------------------------------------------------------------------------------------------------
Airborne Inc                 COMMON    009269101    2,411   122,949   SH        SOLE                            122,949
------------------------------------------------------------------------------------------------------------------------------------
American Pharmaceutical
 Part                        COMMON    02886P109      951    49,671   SH        SOLE                             49,671
------------------------------------------------------------------------------------------------------------------------------------
Amgen                        COMMON    031162100    2,360    41,006   SH        SOLE                             41,006
------------------------------------------------------------------------------------------------------------------------------------
Anixter International Inc    COMMON    035290105    1,130    49,837   SH        SOLE                             49,837
------------------------------------------------------------------------------------------------------------------------------------
Avocent Corporation          COMMON    053893103    2,151    92,164   SH        SOLE                             92,164
------------------------------------------------------------------------------------------------------------------------------------
BHP Billiton LTD - ADR       COMMON    088606108    3,800   342,302   SH        SOLE                            342,302
------------------------------------------------------------------------------------------------------------------------------------
Barr Laboratories            COMMON    068306109    2,143    37,605   SH        SOLE                             37,605
------------------------------------------------------------------------------------------------------------------------------------
BellSouth Corp.              COMMON    079860102    1,087    50,149   SH        SOLE                             50,149
------------------------------------------------------------------------------------------------------------------------------------
Biosite Inc                  COMMON    090945106    2,453    63,869   SH        SOLE                             63,869
------------------------------------------------------------------------------------------------------------------------------------
Canon Inc-Sp Adr             COMMON    138006309    4,960   141,350   SH        SOLE                            141,350
------------------------------------------------------------------------------------------------------------------------------------
Celgene Corp                 COMMON    151020104    2,670   102,373   SH        SOLE                            102,373
------------------------------------------------------------------------------------------------------------------------------------
Cerner Corp.                 COMMON    156782104    2,007    61,968   SH        SOLE                             61,968
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems                COMMON    17275R102    3,967   305,600   SH        SOLE                            305,600
------------------------------------------------------------------------------------------------------------------------------------
Diagnostic Products Corp     COMMON    252450101    2,436    65,222   SH        SOLE                             65,222
------------------------------------------------------------------------------------------------------------------------------------
Expeditors Intl Wash Inc     COMMON    302130109    3,565    99,173   SH        SOLE                             99,173
------------------------------------------------------------------------------------------------------------------------------------
Extreme Networks             COMMON    30226D106      767   177,213   SH        SOLE                            177,213
------------------------------------------------------------------------------------------------------------------------------------
F5 Networks Inc              COMMON    315616102      912    72,216   SH        SOLE                             72,216
------------------------------------------------------------------------------------------------------------------------------------

                                 Name of Reporting Manager: Leuthold Weeden Capital Management, LLC
      Column 1:             Column 2:   Column 3:  Column 4:     Column 5:            Column 6:        Column 7:      Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                              Title                 Market
                               of        CUSIP      Value       Shares or                               Other
    Name of Issuer            Class      Number   (x$1,000)  Principal Amount   Investment Discretion  Managers   Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                     SH/ Put/         Shared- Shared-
                                                                     PRN Call   Sole  Defined  Other              Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Fedex Corporation            COMMON    31428X106    3,375    61,290   SH        SOLE                             61,290
------------------------------------------------------------------------------------------------------------------------------------
Forward Air Corporation      COMMON    349853101    1,041    47,855   SH        SOLE                             47,855
------------------------------------------------------------------------------------------------------------------------------------
Foundry Networks             COMMON    35063R100    3,701   460,314   SH        SOLE                            460,314
------------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoran Copper B    COMMON    35671D857    3,784   221,947   SH        SOLE                            221,947
------------------------------------------------------------------------------------------------------------------------------------
Garmin Ltd                   COMMON    G37260109    1,758    49,119   SH        SOLE                             49,119
------------------------------------------------------------------------------------------------------------------------------------
Genentech Inc                COMMON    368710406    1,109    31,684   SH        SOLE                             31,684
------------------------------------------------------------------------------------------------------------------------------------
Genesis Health Ventures      COMMON    37183F107    1,077    72,507   SH        SOLE                             72,507
------------------------------------------------------------------------------------------------------------------------------------
Global Imaging Systems Inc   COMMON    37934a100    1,805    97,566   SH        SOLE                             97,566
------------------------------------------------------------------------------------------------------------------------------------
Harman International         COMMON    413086109    2,181    37,234   SH        SOLE                             37,234
------------------------------------------------------------------------------------------------------------------------------------
Home Depot                   COMMON    437076102    3,334   136,855   SH        SOLE                            136,855
------------------------------------------------------------------------------------------------------------------------------------
Hughes Supply                COMMON    444482103      542    23,292   SH        SOLE                             23,292
------------------------------------------------------------------------------------------------------------------------------------
IVAX Corp                    COMMON    465823102    1,107    90,358   SH        SOLE                             90,358
------------------------------------------------------------------------------------------------------------------------------------
Inco Ltd.                    COMMON    453258402    1,836    98,619   SH        SOLE                             98,619
------------------------------------------------------------------------------------------------------------------------------------
Linens N Things Inc          COMMON    535679104    1,508    74,203   SH        SOLE                             74,203
------------------------------------------------------------------------------------------------------------------------------------
Lowes Cos.                   COMMON    548661107    3,241    79,394   SH        SOLE                             79,394
------------------------------------------------------------------------------------------------------------------------------------
McData Corp Cl A             COMMON    580031201    1,393   162,164   SH        SOLE                            162,164
------------------------------------------------------------------------------------------------------------------------------------
Medimmune Inc                COMMON    584699102    1,227    37,360   SH        SOLE                             37,360
------------------------------------------------------------------------------------------------------------------------------------
Nasdaq - 100 Trust Ser 1     COMMON    631100104    3,036   120,246   SH        SOLE                            120,246
------------------------------------------------------------------------------------------------------------------------------------
Netscreen Technologies Inc   COMMON    64117V107    2,336   139,235   SH        SOLE                            139,235
------------------------------------------------------------------------------------------------------------------------------------
Nextel Communications        COMMON    65332V103    3,170   236,750   SH        SOLE                            236,750
------------------------------------------------------------------------------------------------------------------------------------
Omnicare Inc                 COMMON    681904108    1,804    66,297   SH        SOLE                             66,297
------------------------------------------------------------------------------------------------------------------------------------
Orasure Technologies Inc     COMMON    68554V108      850   145,464   SH        SOLE                            145,464
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceutical
 Resources Inc               COMMON    717125108    2,620    61,674   SH        SOLE                             61,674
------------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge                 COMMON    717265102    3,282   101,059   SH        SOLE                            101,059
------------------------------------------------------------------------------------------------------------------------------------
Qualcomm Inc                 COMMON    747525103    3,564    99,009   SH        SOLE                             99,009
------------------------------------------------------------------------------------------------------------------------------------

                                 Name of Reporting Manager: Leuthold Weeden Capital Management, LLC
      Column 1:             Column 2:   Column 3:  Column 4:     Column 5:            Column 6:        Column 7:      Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                              Title                 Market
                               of        CUSIP      Value       Shares or                               Other
    Name of Issuer            Class      Number   (x$1,000)  Principal Amount   Investment Discretion  Managers   Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                     SH/ Put/         Shared- Shared-
                                                                     PRN Call   Sole  Defined  Other              Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics            COMMON    74834L100    1,900    31,830   SH        SOLE                             31,830
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Depository Receipt   COMMON    78462F103    3,094    36,514   SH        SOLE                             36,514
------------------------------------------------------------------------------------------------------------------------------------
SBC Communications Inc       COMMON    78387G103      938    46,739   SH        SOLE                             46,739
------------------------------------------------------------------------------------------------------------------------------------
Sicor                        COMMON    825846108    2,268   135,825   SH        SOLE                            135,825
------------------------------------------------------------------------------------------------------------------------------------
Southern Peru Copper Corp    COMMON    843611104      447    30,613   SH        SOLE                             30,613
------------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical -SP ADR  COMMON    881624209    3,073    73,781   SH        SOLE                             73,781
------------------------------------------------------------------------------------------------------------------------------------
US Cellular Corp             COMMON    911684108    1,521    64,422   SH        SOLE                             64,422
------------------------------------------------------------------------------------------------------------------------------------
UTI Worldwide Inc            COMMON    G87210103      481    17,190   SH        SOLE                             17,190
------------------------------------------------------------------------------------------------------------------------------------
Universal Electronics Inc    COMMON    913483103      837    86,724   SH        SOLE                             86,724
------------------------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc   COMMON    92343V104    1,582    44,766   SH        SOLE                             44,766
------------------------------------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals Inc   COMMON    942683103    1,303    45,297   SH        SOLE                             45,297
------------------------------------------------------------------------------------------------------------------------------------
Xerox Corp.                  COMMON    984121103    4,512   518,612   SH        SOLE                            518,612
------------------------------------------------------------------------------------------------------------------------------------
Asia Pacific Fund            COMMON    044901106      683    84,374   SH        SOLE                             84,374
------------------------------------------------------------------------------------------------------------------------------------
Asia Tigers                  COMMON    04516T105      634    99,825   SH        SOLE                             99,825
------------------------------------------------------------------------------------------------------------------------------------
Brazil Fund                  COMMON    105759104      900    76,271   SH        SOLE                             76,271
------------------------------------------------------------------------------------------------------------------------------------
China Fund                   COMMON    169373107    2,791   166,824   SH        SOLE                            166,824
------------------------------------------------------------------------------------------------------------------------------------
First Phillipine Fund        COMMON    336100102      129    55,765   SH        SOLE                             55,765
------------------------------------------------------------------------------------------------------------------------------------
Greater China Fund           COMMON    39167B102    1,646   185,965   SH        SOLE                            185,965
------------------------------------------------------------------------------------------------------------------------------------
I Shares MSCI Malaysia       COMMON    464286830      306    61,286   SH        SOLE                             61,286
------------------------------------------------------------------------------------------------------------------------------------
I Shares MSCI Singapore      COMMON    464286673      458   114,180   SH        SOLE                            114,180
------------------------------------------------------------------------------------------------------------------------------------
India Fund Inc               COMMON    454089103      972    94,783   SH        SOLE                             94,783
------------------------------------------------------------------------------------------------------------------------------------
Jardine Fleming India Fund   COMMON    471112102      434    60,759   SH        SOLE                             60,759
------------------------------------------------------------------------------------------------------------------------------------
Korea Fund                   COMMON    500634100    1,523   131,421   SH        SOLE                            131,421
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Asia-Pacific  COMMON    61744U106    1,352   193,208   SH        SOLE                            193,208
------------------------------------------------------------------------------------------------------------------------------------
Scudder New Asia             COMMON    811183102      280    37,580   SH        SOLE                             37,580
------------------------------------------------------------------------------------------------------------------------------------

                                 Name of Reporting Manager: Leuthold Weeden Capital Management, LLC
      Column 1:             Column 2:   Column 3:  Column 4:     Column 5:            Column 6:        Column 7:      Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                              Title                 Market
                               of        CUSIP      Value       Shares or                               Other
    Name of Issuer            Class      Number   (x$1,000)  Principal Amount   Investment Discretion  Managers   Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                     SH/ Put/         Shared- Shared-
                                                                     PRN Call   Sole  Defined  Other              Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Singapore Fund Inc           COMMON    82929L109      254    51,810   SH        SOLE                             51,810
------------------------------------------------------------------------------------------------------------------------------------
Taiwan Fund Inc              COMMON    874036106      759    91,864   SH        SOLE                             91,864
------------------------------------------------------------------------------------------------------------------------------------
Templeton China World        COMMON    88018X102      606    53,765   SH        SOLE                             53,765
------------------------------------------------------------------------------------------------------------------------------------
                             TOTAL                         133,991
------------------------------------------------------------------------------------------------------------------------------------